INVESCO STOCK FUNDS, INC.

         INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES OF

                           INVESCO MID-CAP GROWTH FUND


                         Supplement dated June 30, 2003
                      to Prospectus dated November 30, 2002

          This Supplement supercedes the Supplement dated June 12, 2003

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO and the distributor are subsidiaries of AMVESCAP PLC.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                        Investor Class    Class A          Class B        Class C      Class K
Maximum Front-End Sales Charge
 on purchases as a percentage of
 offering price                         None              5.50%            None           None         None
Maximum Contingent Deferred Sales
 Charge (CDSC) as a percentage of
 the lower of the total original
 cost or current market value of
 the shares                             None              None(1)          5.00%(2)       1.00%(2)     None(1)
Maximum Sales Charge on reinvested
 dividends/distributions                None              None             None           None         None

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were, with the exception of Investor Class and Class K, lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(5) Based on estimated expenses.

(6) Certain expenses of Mid-Cap Growth Fund - Class A were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.65%, respectively, of the Fund's average net assets attributable to Class A shares.

(7) Certain expenses of Mid-Cap Growth Fund - Class B were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class B shares.

(8) Certain expenses of Mid-Cap Growth Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class C shares.

Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the second paragraph in its entirety.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                        Investor
                        Class       Class A           Class B           Class C           Class K
Initial Sales Charge    None        5.50%             None              None              None

CDSC(1)                 None        1% on certain     1%-5% for         1% for shares     0.70% on certain
                                    purchases held    shares held held  less than         purchases
                                    less than 18      less than         12 months         held less than
                                    months            6 years                             12 months

12b-1 Fee               0.25%       0.35%             1.00%             1.00%             0.45%

Conversion              No          No                Yes(2)            No                No

Purchase Order
Maximum                 None        None              $250,000          $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your hold period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

      You will not pay a CDSC:
          o if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o if you redeem Class B shares you held for more than six years;
          o if you  redeem  Class C shares  you held  for  more  than  twelve months;
          o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          o on increases in the net asset value of your shares;
          o to pay account fees;
          o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246.